TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable
	December 31,	December 31,
	2019	2018
In local currency
Related party (Companies of the Suzano group)	2,478	1,804
Third party	1,288,774	558,041

In foreign currency
Third party (1)	1,085,207	72,720
	2,376,459	632,565

1)

The Company had a take or pay agreement with Klabin S.A., under conditions differentiated in terms of volume, exclusivity, guarantees and payment terms in up to 360 days, and prices were practiced under conditions of contractually established. Following the requirements imposed by the European Union's competition authority, the contract with Klabin expired in July 2019. On December 31, 2019, the amount of R$936,887 in the consolidated refers to purchases of Klabin's pulp.